Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2018
Customer relationships [Member]
Significant Accounting Policies [Line Items]
Amortization methods and estimated useful lives	5 - 7 years based on the estimated customer churn rate (using the accelerated depreciation method)
Frequency usage rights [Member]
Significant Accounting Policies [Line Items]
Amortization methods and estimated useful lives	Over the term of the license up to 2028
Brand acquired in a business combination [Member]
Significant Accounting Policies [Line Items]
Amortization methods and estimated useful lives	12
Computer programs and software licenses [Member]
Significant Accounting Policies [Line Items]
Amortization methods and estimated useful lives	3 - 10 years according to the term of the license or the estimated time of use of the software